Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Unallocated Common Stock Held by the Employee Stock Ownership Plan	Retained Earnings	Accumulated Other Comprehensive Income (Loss), Net of tax	Treasury Stock
Beginning Balance at Dec. 31, 2008	$ 386,578	$ 448	$ 199,453	$ (16,391)	$ 203,085	$ (17)
Beginning Balance, shares at Dec. 31, 2008		44,803,061
Comprehensive income:
Net income	12,074				12,074
Net unrealized holding gains (losses) on securities arising during the year	12,075					12,075
Reclassification adjustment for gains included in net income	(54)					(54)
Post retirement benefits adjustment	35					35
Reclassification adjustment for OTTI impairment included in net income	106					106
Comprehensive income	24,236
ESOP shares allocated or committed to be released	676		92	584
Stock compensation expense	2,942		2,942
Cash dividends declared	(2,963)				(2,963)
Issuance of restricted stock		8	(8)
Issuance of restricted stock,shares		825,150
Treasury stock	(19,929)						(19,929)
Ending Balance at Dec. 31, 2009	391,540	456	202,479	(15,807)	212,196	12,145	(19,929)
Ending Balance, shares at Dec. 31, 2009		45,628,211
Comprehensive income:
Net income	13,793				13,793
Net unrealized holding gains (losses) on securities arising during the year	(682)					(682)
Reclassification adjustment for gains included in net income	(670)					(670)
Post retirement benefits adjustment	35					35
Reclassification adjustment for OTTI impairment included in net income	82					82
Comprehensive income	12,558
ESOP shares allocated or committed to be released	799		180	619
Stock compensation expense	3,020		3,020
Additional tax benefit on equity awards	184		184
Exercise of stock options	137				(26)		163
Cash dividends declared	(3,308)				(3,308)
Issuance of restricted stock,shares		4,400
Treasury stock	(8,213)						(8,213)
Ending Balance at Dec. 31, 2010	396,717	456	205,863	(15,188)	222,655	10,910	(27,979)
Ending Balance, shares at Dec. 31, 2010		45,632,611
Comprehensive income:
Net income	9,317				9,317
Net unrealized holding gains (losses) on securities arising during the year	7,835
Other comprehensive income	4,701					4,701
Comprehensive income	14,018
ESOP shares allocated or committed to be released	394		102	292
Stock compensation expense	1,535		1,535
Additional tax benefit on equity awards	186		186
Exercise of stock options	5				(1)		6
Cash dividends declared	(1,846)				(1,846)
Treasury stock	(12,838)						(12,838)
Ending Balance at Jun. 30, 2011	398,171	456	207,686	(14,896)	230,125	15,611	(40,811)
Ending Balance, shares at Jun. 30, 2011		45,632,611
Beginning Balance at Dec. 31, 2010	396,717		205,863	(15,188)	222,655	10,910	(27,979)
Comprehensive income:
Net income	16,823				16,823
Net unrealized holding gains (losses) on securities arising during the year	7,961					7,961
Reclassification adjustment for gains included in net income	(1,652)					(1,652)
Post retirement benefits adjustment	6					6
Reclassification adjustment for OTTI impairment included in net income	245					245
Comprehensive income	23,383
ESOP shares allocated or committed to be released	824		206	618
Stock compensation expense	3,047		3,047
Additional tax benefit on equity awards	186		186
Exercise of stock options	15				(1)		16
Cash dividends declared	(3,701)				(3,701)
Treasury stock	(37,821)						(37,821)
Ending Balance at Dec. 31, 2011	382,650	456	209,302	(14,570)	235,776	17,470	(65,784)
Ending Balance, shares at Dec. 31, 2011		45,632,611
Comprehensive income:
Net income	8,896				8,896
Net unrealized holding gains (losses) on securities arising during the year	2,158
Other comprehensive income	1,295					1,295
Comprehensive income	10,191
ESOP shares allocated or committed to be released	409		118	291
Stock compensation expense	1,498		1,498
Additional tax benefit on equity awards	204		204
Cash dividends declared	(1,716)				(1,716)
Treasury stock	(4,344)						(4,344)
Ending Balance at Jun. 30, 2012	$ 388,892	$ 456	$ 211,122	$ (14,279)	$ 242,956	$ 18,765	$ (70,128)
Ending Balance, shares at Jun. 30, 2012		45,632,611